UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Regional Bank Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 96.43%		$660,124,581
(Cost $422,353,555)

Financials 96.43%		660,124,581

Capital Markets 3.25%
State Street Corp.	571,159	22,229,508

Commercial Banks 76.10%
1st United Bancorp, Inc. (I)	329,927	2,454,657
Ameris Bancorp (I)	450,012	4,428,118
Bank of Marin Bancorp	38,373	1,352,648
Bar Harbor Bankshares	48,939	1,311,565
BB&T Corp.	827,572	20,548,613
Bond Street Holdings LLC, Class A (I)(S)	371,808	7,436,160
Boston Private Financial Holdings, Inc.	271,810	1,796,664
Bryn Mawr Bank Corp.	383,894	7,140,428
Centerstate Banks, Inc. (Q)	628,561	5,543,908
City Holding Company	94,723	2,789,592
CoBiz Financial, Inc.	31,993	201,876
Comerica, Inc.	296,939	11,390,580
Commerce Bancshares, Inc.	565,981	22,158,156
Cullen/Frost Bankers, Inc.	584,262	32,257,105
CVB Financial Corp.	398,878	4,060,578
Eagle Bancorp, Inc. (I)	30,020	347,031
East West Bancorp, Inc.	1,847,524	28,802,899
Evans Bancorp, Inc.	84,776	1,102,088
Fifth Third Bancorp	453,983	5,770,124
First California Financial Group, Inc. (I)	391,417	1,095,968
First Michigan Bank (I)(R)	830,801	4,206,716
First Southern Bancorp, Inc., Class B (I)	140,985	1,508,539
FNB Corp.	1,990,894	17,061,962
Glacier Bancorp, Inc.	283,676	4,533,142
Hancock Holding Company	465,738	14,209,666
Heartland Financial USA, Inc.	40,260	710,992
Heritage Financial Corp. (I)	186,223	2,765,412
Heritage Oaks Bancorp (I)(Q)	1,064,426	3,746,780
IBERIABANK Corp.	133,486	6,935,933
Independent Bank Corp.	661,869	15,759,101
KeyCorp	1,883,441	15,933,911
Lakeland Financial Corp.	200,114	4,108,340
M&T Bank Corp.	228,896	19,991,777
MainSource Financial Group, Inc.	55,249	416,577
MB Financial, Inc.	527,854	9,152,988
Pacific Continental Corp.	480,508	4,391,843
Pinnacle Financial Partners, Inc. (I)	167,563	1,690,711
PNC Financial Services Group, Inc.	615,374	36,547,062
Prosperity Bancshares, Inc.	145,823	4,940,483
Renasant Corp.	379,561	5,317,340
S&T Bancorp, Inc.	34,260	695,478
S.Y. Bancorp, Inc.	59,077	1,472,790
Sandy Spring Bancorp, Inc.	140,205	2,375,073
Signature Bank (I)	177,499	6,823,062
Southcoast Financial Corp. (I)	138,220	428,482
Southwest Bancorp, Inc.	59,189	861,200
Sterling Bancshares, Inc.	273,455	1,419,231
SunTrust Banks, Inc.	594,321	15,422,630
SVB Financial Group (I)	466,051	20,128,743

1

John Hancock Regional Bank Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Financials (continued)
TCF Financial Corp.	1,472,621	$23,326,317
TriCo Bancshares	377,716	7,127,501
U.S. Bancorp	1,464,308	34,996,961
Union First Market Bankshares Corp.	160,067	2,272,951
United Community Banks, Inc. (I)	443,854	1,375,947
Univest Corp. of Pennsylvania	49,679	860,937
Washington Banking Company	205,985	2,968,244
Washington Trust Bancorp, Inc.	401,890	7,780,590
Wells Fargo & Company	1,051,754	29,165,138
WesBanco, Inc.	244,673	4,245,077
Westamerica Bancorp.	258,114	13,876,209
Zions Bancorporation	336,134	7,458,813

Diversified Financial Services 10.61%
Bank of America Corp.	2,538,720	35,643,629
JPMorgan Chase & Company	917,829	36,970,152

Thrifts & Mortgage Finance 6.47%
Berkshire Hill Bancorp, Inc.	386,034	7,794,026
Citizens South Banking Corp. (Q)	561,100	3,147,771
Dime Community Bancshares	265,847	3,482,596
Doral Financial Corp. (I)	1,167,157	2,871,206
First Financial Holdings, Inc.	174,172	2,191,084
Flushing Financial Corp.	446,713	5,570,511
Home Federal Bancorp, Inc.	149,730	1,953,976
People's United Financial, Inc.	723,489	10,013,088
Viewpoint Financial Group	130,043	1,261,417
Washington Federal, Inc.	91,877	1,598,660
WSFS Financial Corp.	115,725	4,397,550

	Shares	Value

Preferred Stocks 0.65%		$4,484,112
(Cost $4,977,619)

Financials 0.65%		4,484,112

Commercial Banks 0.65%
First Southern Bancorp, Inc. (I)	241	122,211
Heritage Commerce Corp. (I) (R)	2,671	2,269,282
Zions Bancorporation, 9.500%	86,116	2,092,619

	Shares	Value

Convertible Preferred Stocks 0.22%		$1,495,333
(Cost $1,491,675)

Financials 0.22%		1,495,333

Commercial Banks 0.22%
Monarch Financial Holdings, Inc., Series B, 7.800%	59,575	1,495,333

Warrants 0.42%		$2,904,960
(Cost $3,231,258)

Comerica, Inc. (Expiration Date: 11/14/2018, Strike Price: $29.40) (I)	176,192	2,452,593
Valley National Bancorp (Expiration Date: 11/14/2018, Strike Price: $17.77) (I)	63,055	148,810
Washington Federal, Inc. (Expiration Date: 11/14/2018, Strike Price: $17.57) (I)	51,979	303,557

2

John Hancock Regional Bank Fund
As of 7-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 0.43%				$2,916,186
(Cost $2,631,405)

Financials 0.43%				2,916,186

Commercial Banks 0.43%
Banponce Trust I, Series A	8.327%	02/01/27	$590,000	427,186
Webster Capital Trust IV ,
(7.65% to 6/15/17 then 3 month LIBOR + 1.89%)	7.650	06/15/37	3,275,000	2,489,000

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 1.81%				$12,399,979
(Cost $12,399,979)

Short-Term Securities 1.81%				12,399,979
Federal Home Loan Bank Discount Notes	0.060%	08/02/10	12,400,000	12,399,979

Total investments (Cost $447,085,491)† 99.96%				$684,325,151

Other assets and liabilities, net 0.04%				$253,219

Total net assets 100.00%				$684,578,370

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(Q) The Fund owns 5% or more of the outstanding voting securities of the issuer.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a
			percentage of
Issuer, Description	Acquisition date	Acquisition cost	Fund’s net assets	Value as of 7-31-10

First Michigan Bank	4-30-10	$4,984,806	0.61%	$4,206,716

Heritage Commerce
Corp.	6-17-10	$2,671,000	0.33%	$2,269,282

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $451,508,126. Net unrealized appreciation aggregated $232,817,025, of which $256,368,496 related to appreciated investment securities and $23,551,471 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Industry	07-31-10	Price	Inputs	Inputs
Capital Markets	$22,229,508	$22,229,508	—	—
Commercial Banks	532,496,441	510,228,546	$8,233,526	$14,034,369
Diversified Financial Services	72,613,781	72,613,781	—	—
Thrifts & Mortgage Finance	44,585,442	44,585,442	—	—
Short-Term Investments	12,399,979	—	12,399,979	—
Total Investments in Securities	$684,325,151	$649,657,277	$20,633,505	$14,034,369

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Commercial Banks
Balance as of 10-31-09	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	($1,325,071)
Net purchases (sales)	15,359,440
Net transfers in and out of Level 3	-
Balance as of 7-31-10	$14,034,369

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted

4

bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the Investment Company Act of 1940, as amended, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the nine month period ended July 31, 2010, is set forth below:

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value
Centerstate Banks, Inc.
Bought: 130,247
Sold: 0	498,314	628,561	-	$14,949	$5,543,908
Citizens South Banking Corp.
Bought: 813,595
Sold: 252,495	-	561,100	-	$22,444	$3,147,771
Heritage Oaks Bancorp
Bought: 1,067,636
Sold: 3,210	-	1,064,426	-	-	$3,746,780

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.
6
010Q3 7/10
9/10

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Small Cap Equity Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 95.54%		$368,236,404
(Cost $326,140,630)

Consumer Discretionary 16.53%		63,710,119

Diversified Consumer Services 0.79%
American Public Education, Inc. (I)(L)	68,326	3,051,439

Hotels, Restaurants & Leisure 3.24%
Bally Technologies, Inc. (I)(L)	197,831	6,389,941
WMS Industries, Inc. (I)	158,396	6,099,830

Household Durables 4.80%
iRobot Corp. (I)(L)	324,290	6,602,544
Lennar Corp., Class A	293,111	4,329,249
Tempur-Pedic International, Inc. (I)(L)	123,385	3,784,218
Tupperware Brands Corp.	96,320	3,794,045

Media 1.51%
IMAX Corp. (I)(L)	376,465	5,823,914

Specialty Retail 3.06%
A.C. Moore Arts & Crafts, Inc. (I)(Q)	1,217,400	2,994,804
CarMax, Inc. (I)(L)	173,698	3,665,028
DSW, Inc., Class A (I)(L)	192,625	5,125,751

Textiles, Apparel & Luxury Goods 3.13%
G-III Apparel Group, Ltd. (I)	307,676	7,938,041
Skechers U.S.A., Inc., Class A (I)	110,847	4,111,315

Energy 6.58%		25,358,393

Energy Equipment & Services 0.80%
Patterson-UTI Energy, Inc.	186,533	3,064,737

Oil, Gas & Consumable Fuels 5.78%
Atlas Energy, Inc. (I)	117,361	3,472,712
Brigham Exploration Company (I)(L)	444,035	7,664,044
Kodiak Oil & Gas Corp. (I)(L)	1,396,092	4,676,908
Rex Energy Corp. (I)	611,320	6,479,992

Financials 7.38%		28,430,857

Capital Markets 3.30%
Evercore Partners, Inc., Class A (L)	294,451	6,913,709
Harris & Harris Group, Inc. (I)	364,734	1,484,467
Lazard, Ltd., Class A	145,853	4,327,459

Commercial Banks 2.82%
East West Bancorp, Inc.	568,324	8,860,171
IBERIABANK Corp.	38,712	2,011,476

Consumer Finance 1.26%
Cardtronics, Inc. (I)	373,249	4,833,575

Health Care 18.52%		71,382,381

Biotechnology 3.39%
BioMarin Pharmaceutical, Inc. (I)(L)	189,776	4,146,606
Human Genome Sciences, Inc. (I)(L)	139,431	3,616,840
Isis Pharmaceuticals, Inc. (I)(L)	231,333	2,287,883
United Therapeutics Corp. (I)	62,019	3,032,109

Health Care Equipment & Supplies 7.76%
Align Technology, Inc. (I)(L)	478,146	8,295,833

1

John Hancock Small Cap Equity Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Health Care (continued)
ArthroCare Corp. (I)	118,000	$3,160,040
Conceptus, Inc. (I)(L)	287,016	3,877,586
NuVasive, Inc. (I)(L)	119,359	3,911,394
RTI Biologics, Inc. (I)	1,144,886	3,308,721
SonoSite, Inc. (I)(L)	124,232	3,633,786
Thoratec Corp. (I)(L)	101,080	3,717,722

Health Care Providers & Services 1.78%
MEDNAX, Inc. (I)	120,716	5,691,759
Sharps Compliance Corp. (I)(L)	245,729	1,154,926

Health Care Technology 1.21%
SXC Health Solutions Corp. (I)	68,884	4,677,224

Pharmaceuticals 4.38%
Eurand NV (I)(L)	402,619	3,200,821
Impax Laboratories, Inc. (I)(L)	269,790	4,421,858
Inspire Pharmaceuticals, Inc. (I)	771,135	3,894,232
Par Pharmaceutical Companies, Inc. (I)	166,500	4,395,600
Somaxon Pharmaceuticals, Inc. (I)(L)	259,469	957,441

Industrials 12.68%		48,889,549

Air Freight & Logistics 1.17%
Atlas Air Worldwide Holdings, Inc. (I)(L)	77,170	4,512,902

Airlines 2.99%
Copa Holdings SA, Class A	145,614	7,520,963
UAL Corp. (I)(L)	168,463	3,999,312

Building Products 1.71%
Quanex Building Products Corp.	207,660	3,652,739
Trex Company, Inc. (I)(L)	136,364	2,959,099

Commercial Services & Supplies 2.39%
EnerNOC, Inc. (I)(L)	165,387	5,514,003
Steelcase, Inc., Class A	533,682	3,687,743

Electrical Equipment 0.84%
Fushi Copperweld, Inc. (I)	380,689	3,220,629

Machinery 2.24%
Flow International Corp. (I)	1,662,487	4,521,965
Graham Corp. (Q)	255,666	4,123,893

Professional Services 1.34%
FTI Consulting, Inc. (I)(L)	146,430	5,176,301

Information Technology 24.38%		93,979,784

Internet Software & Services 8.09%
Ancestry.com, Inc. (I)(L)	310,736	6,133,929
Constant Contact, Inc. (I)(L)	181,805	3,543,379
Dice Holdings, Inc. (I)	347,950	2,853,190
TechTarget, Inc. (I)(L)	793,736	4,595,731
The Knot, Inc. (I)	643,493	5,295,947
VistaPrint NV (I)(L)	265,313	8,768,595

IT Services 1.08%
Telvent GIT SA	192,895	4,153,029

Semiconductors & Semiconductor Equipment 7.15%
Atmel Corp. (I)	1,331,103	6,961,669
Cypress Semiconductor Corp. (I)(L)	592,592	6,281,475

2

John Hancock Small Cap Equity Fund
As of 7-31-10 (Unaudited)

			Shares	Value
Information Technology (continued)
Netlogic Microsystems, Inc. (I)(L)			236,909	$7,003,030
Silicon Laboratories, Inc. (I)(L)			182,465	7,307,723

Software 8.06%
Concur Technologies, Inc. (I)(L)			166,046	7,684,609
Monotype Imaging Holdings, Inc. (I)			631,439	5,253,572
NetSuite, Inc. (I)(L)			438,142	6,502,027
Rosetta Stone, Inc. (I)(L)			288,259	6,177,390
Ultimate Software Group, Inc. (I)(L)			169,389	5,464,489

Materials 9.47%				36,485,321

Chemicals 2.94%
LSB Industries, Inc. (I)			329,598	4,775,875
Neo Material Technologies, Inc. (I)			1,784,905	6,545,491

Metals & Mining 2.77%
Avalon Rare Metals, Inc. (I)			2,335,461	6,088,260
Franco-Nevada Corp.			150,687	4,592,212

Paper & Forest Products 3.76%
Buckeye Technologies, Inc. (I)			363,760	4,128,677
KapStone Paper and Packaging Corp. (I)			614,488	7,029,743
Schweitzer-Mauduit International, Inc.			62,820	3,325,063

Warrants 0.06%				$217,322
(Cost $140,182)

Access Integrated Technologies, Inc. (Expiration date: 2-18-11, Strike price: $11.00) (I)			75,000	0
Avalon Rare Metals, Inc. (Expiration date: 9-17-11, Strike price: CAD 3.00) (I)			595,626	217,322

Investment Companies 3.20%				$12,328,894
(Cost $12,284,644)

Financials 3.20%				12,328,894
iShares Nasdaq Biotechnology Index Fund (I)			56,155	4,550,240
iShares Russell 2000 Growth Index Fund			109,868	7,778,654

Short-Term Investments 32.53%				$125,391,799
(Cost $125,340,886)

		Maturity	Par value
	Yield*	date		Value

Short-Term Securities 3.68%				14,199,976
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	$14,200,000	14,199,976

			Shares	Value
Securities Lending Collateral 28.85%				111,191,823
John Hancock Collateral Investment Trust (W)	0.3385% (Y)		11,107,630	111,191,823

Total investments (Cost $463,906,342)† 131.33%				$506,174,419

Other assets and liabilities, net (31.33%)				($120,740,294)

Total net assets 100.00%				$385,434,125

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

3

John Hancock Small Cap Equity Fund
As of 7-31-10 (Unaudited)

CAD Canadian Dollar

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

(Q) The Fund owns 5% or more of the outstanding voting shares of the issuer.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-2010, the aggregate cost of investment securities for federal income tax purposes was $467,879,699. Net unrealized appreciation aggregated $38,294,720, of which $64,730,793 related to appreciated investment securities and $26,436,073 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 7-31-10:

United States	86%
Canada	6%
Netherlands	3%
Panama	2%
Spain	1%
Short-term Investments and Other	2%

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-10	Price	Inputs	Inputs
Common Stocks and Warrants
Consumer Discretionary	$63,710,119	$63,710,119	—	—
Energy	25,358,393	25,358,393	—	—
Financials	28,430,857	28,430,857	—	—
Health Care	71,382,381	71,382,381	—	—
Industrials	48,889,549	48,889,549	—	—
Information Technology	93,979,784	93,979,784	—	—
Materials	36,702,643	36,485,321	$217,322	—
Investment Companies
Financials	12,328,894	12,328,894	—	—
Short-Term Investments	125,391,799	111,191,823	14,199,976	—
Total Investments in Securities	$506,174,419	$491,757,121	$14,417,298	—

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation

5

model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the Investment Company Act of 1940, as amended, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the nine month period ended July 31, 2010, is set forth below:

		Beginning	Ending	Realized
		share	share	gain	Dividend	Ending
Affiliate		amount	amount	(loss)	income	value
A.C. Moore Arts & Crafts, Inc.		250,113	1,217,400	-	-	$2,994,804
Bought: 967,287	Sold: -
Graham Corp.		-	255,666	-	-	$4,123,893
Bought: 255,666	Sold: -

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

7

370Q3 7/10
9/10

MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Financial Industries Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 97.83%		$295,751,368
(Cost $271,956,083)

Financials 93.28%		281,985,884

Capital Markets 19.89%
American Capital, Ltd.	439,082	2,278,836
Ameriprise Financial, Inc.	85,860	3,639,605
BlackRock, Inc.	19,656	3,095,623
Credit Suisse Group AG, SADR	46,035	2,088,608
Janus Capital Group, Inc.	331,253	3,471,531
KBW, Inc. (I)	180,822	4,131,783
Knight Capital Group, Inc., Class A (I)	91,493	1,315,669
Lazard, Ltd., Class A	206,622	6,130,475
Morgan Stanley	264,935	7,150,596
State Street Corp.	235,706	9,173,678
The Blackstone Group LP	156,927	1,749,736
The Charles Schwab Corp.	416,927	6,166,350
The Goldman Sachs Group, Inc.	64,506	9,728,795

Commercial Banks 34.72%
1st United Bancorp, Inc. (I)	71,646	533,046
BB&T Corp.	140,163	3,480,247
Boston Private Financial Holdings, Inc.	115,568	763,905
East West Bancorp, Inc.	901,843	14,059,732
Fifth Third Bancorp	193,436	2,458,572
First Michigan Bank (R)	381,604	1,932,231
Glacier Bancorp, Inc.	138,685	2,216,186
Heritage Financial Corp. (I)	44,119	655,167
IBERIABANK Corp.	29,709	1,543,680
KeyCorp	474,972	4,018,263
Lakeland Financial Corp.	49,886	1,024,160
MB Financial, Inc.	73,374	1,272,305
Nordea Bank AB	313,948	3,140,081
PNC Financial Services Group, Inc.	218,266	12,962,818
Prosperity Bancshares, Inc.	62,164	2,106,116
Renasant Corp.	162,346	2,274,335
Signature Bank (I)	75,455	2,900,490
Sterling Bancshares, Inc.	120,393	624,840
SunTrust Banks, Inc.	63,165	1,639,132
SVB Financial Group (I)	56,674	2,447,750
TCF Financial Corp.	630,844	9,992,569
U.S. Bancorp	526,912	12,593,197
UniCredit Italiano SpA	571,668	1,602,055
Union First Market Bankshares Corp.	38,566	547,637
Washington Banking Company	45,063	649,358
Wells Fargo & Company	512,267	14,205,164
Zions Bancorporation	149,765	3,323,285

Consumer Finance 5.25%
American Express Company	154,996	6,919,021
Discover Financial Services	586,692	8,958,787

Diversified Financial Services 10.66%
Bank of America Corp.	1,142,206	16,036,572
JPMorgan Chase & Company	401,996	16,192,399

Insurance 15.77%
ACE, Ltd.	150,672	7,997,670
Assured Guaranty, Ltd.	146,350	2,297,695

1

John Hancock Financial Industries Fund
As of 7-31-10 (Unaudited)

			Shares	Value

Financials (continued)
Berkshire Hathaway, Inc. Class A (I)			37	$4,329,000
MetLife, Inc.			232,982	9,799,223
Old Republic International Corp.			334,826	4,188,673
PartnerRe, Ltd.			82,649	5,981,308
Principal Financial Group, Inc.			156,401	4,005,430
Prudential Financial, Inc.			78,510	4,497,838
The Progressive Corp.			232,793	4,572,055

Real Estate Investment Trusts 5.70%
Brandywine Realty Trust			87,633	995,511
Digital Realty Trust, Inc.			25,000	1,580,500
General Growth Properties, Inc.			50,000	696,000
Homburg Invest, Inc., Class A			155,983	1,540,030
Kimco Realty Corp.			109,448	1,649,381
Simon Property Group, Inc.			71,556	6,384,226
Transglobe Apartment Real Estate Investment Trust			175,270	1,640,093
Vornado Realty Trust			32,991	2,730,995

Real Estate Management & Development 0.28%
The St. Joe Company			33,000	851,070

Thrifts & Mortgage Finance 1.01%
Doral Financial Corp.			518,105	1,274,538
First Financial Holdings, Inc.			38,535	484,770
Flushing Financial Corp.			44,119	550,164
Washington Federal, Inc.			42,835	745,329

Information Technology 4.55%				13,765,484

IT Services 4.55%
MasterCard, Inc., Class A			22,126	4,647,345
Visa, Inc., Class A			124,310	9,118,139

Convertible Bonds 0.25%				$755,000
(Cost $1,014,870)

Financials 0.25%				755,000

Thrifts & Mortgage Finance 0.25%
The PMI Group, Inc., 4.500%, 04-15-20			1,000,000	755,000

Warrants 0.39%				$1,188,108
(Cost $1,334,758)

Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)			75,485	1,050,751
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)			23,520	137,357

Short-Term Investments 1.59%				$4,799,992
(Cost $4,799,992)

		Maturity	Par value
	Yield*	date		Value

Short-Term Securities 1.59%				4,799,992
Federal Home Loan Bank Discount Notes	0.060%	08-02-10	$4,800,000	4,799,992

2

John Hancock Financial Industries Fund
As of 7-31-10 (Unaudited)

Total investments (Cost $279,105,703)† 100.06%	$302,494,468

Other assets and liabilities, net (0.06%)	($180,931)

Total net assets 100.00%	$302,313,537

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a
			percentage of
Issuer, Description	Acquisition date	Acquisition cost	Fund’s net assets	Value as of 07-31-10

First Michigan Bank	04-30-10	$2,289,624	0.64%	$1,932,231

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $284,803,341. Net unrealized appreciation aggregated $17,691,127, of which $36,604,437 related to appreciated investment securities and $18,913,310 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	7-31-10	Price	Inputs	Inputs
Common Stocks
Capital Markets	$60,121,285	$60,121,285	—	—
Commercial Banks	104,966,321	96,017,619	$7,016,471	$1,932,231
Consumer Finance	15,877,808	15,877,808	—	—
Diversified Financial Services	32,228,971	32,228,971	—	—
Insurance	47,668,892	47,668,892	—	—
Real Estate Investment Trusts	17,216,736	17,216,736	—	—
Real Estate Management & Development	851,070	851,070	—	—
Thrifts & Mortgage Finance	3,054,801	3,054,801	—	—
IT Services	13,765,484	13,765,484	—	—
Convertible Bonds
Thrifts & Mortgage Finance	755,000	—	755,000	—
Warrants	1,188,108	1,188,108	—	—
Short-Term Investments	4,799,992	—	4,799,992	—
Total Investments in Securities	$302,494,468	$287,990,774	$12,571,463	$1,932,231

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Commercial Banks
Balance as of 10-31-09	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	($357,393)
Net purchases (sales)	2,289,624
Net transfers in and out of Level 3	-
Balance as of 7-31-10	$1,932,231

4

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

6

700Q3 7/10
9/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010